LOOMIS SAYLES SECURITIZED ASSET FUND

(the “Fund”)

Supplement dated July 1, 2021 to the Prospectus of the Fund, dated February 1, 2021, as may be revised or supplemented from time to time.

Effective immediately, Clifton V. Rowe will no longer serve as a portfolio manager of the Fund. Accordingly, all references and corresponding disclosure related to Mr. Rowe are hereby deleted.

Effective immediately, Stephen M. LaPlante, Barath W. Sankaran and Jennifer M. Thomas will join the portfolio management team of the Fund. Accordingly, the information under the subsection “Portfolio Managers” in the section “Management” within the Prospectus is amended to include the following:

Stephen M. LaPlante, CFA®, Vice President of Loomis, Sayles & Company, L.P. (“Loomis Sayles”), has served as portfolio manager of the Fund since 2021.

Barath W. Sankaran, CFA®, Vice President of Loomis Sayles, has served as portfolio manager of the Fund since 2021.

Jennifer M. Thomas, Vice President of Loomis Sayles, has served as portfolio manager of the Fund since 2021.

Effective immediately, the subsection “Portfolio Managers” under the section “Management” in the Prospectus is amended and restated to include the following:

Stephen M. LaPlante, CFA has served as portfolio manager of the Loomis Sayles Securitized Asset Fund since 2021. Mr. LaPlante, Vice President of Loomis Sayles, has over 11 years of investment experience and joined Loomis Sayles in 2017. Prior to joining Loomis Sayles, Mr. LaPlante was a senior analyst at Manulife, responsible for the mortgage credit sector. Mr. LaPlante earned a B.S. from Union College and an M.B.A. from Carnegie Mellon University. He holds the designation of Chartered Financial Analyst®.

Barath W. Sankaran, CFA has served as portfolio manager of the Loomis Sayles Securitized Asset Fund since 2021. Mr. Sankaran, Vice President of Loomis Sayles, joined Loomis Sayles in 2009 and has over 11 years of investment experience. Mr. Sankaran earned a B.S. from Carnegie Mellon University and an M.B.A. from the Sloan School of Management at the Massachusetts Institute of Technology. He holds the designation of Chartered Financial Analyst®.

Jennifer M. Thomas has served as portfolio manager of the Loomis Sayles Securitized Asset Fund since 2021. Ms. Thomas, Vice President of Loomis Sayles, has over 18 years of investment experience and joined Loomis Sayles in 2007. Ms. Thomas earned a B.S. from Bryant University and an M.B.A. from Clark University.

LOOMIS SAYLES SECURITIZED ASSET FUND

(the “Fund”)

Supplement dated July 1, 2021 to the Statement of Additional Information (“SAI”) of the Fund, dated February 1, 2021, as may be revised or supplemented from time to time.

Effective immediately, Clifton V. Rowe will no longer serve as a portfolio manager of the Fund. Accordingly, all references and corresponding disclosure related to Mr. Rowe are hereby deleted.

Effective immediately, Stephen M. LaPlante, Barath W. Sankaran and Jennifer M. Thomas will join the portfolio management team of the Fund. Accordingly, the following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Messrs. LaPlante and Sankaran and Ms. Thomas as of May 31, 2021:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Stephen M. LaPlante	1	$248.7 million	0	$0	1	$885.5 million	0	$0	6	$1.0 billion	0	$0

Barath W. Sankaran	3	$2.8 billion	0	$0	1	$2.6 billion	0	$0	38	$5.9 billion	0	$0

Jennifer M. Thomas	1	$248.7 million	0	$0	1	$885.5 million	0	$0	6	$1.0 billion	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of May 31, 2021, Messrs. LaPlante and Sankaran and Ms. Thomas had the following ownership in the Fund:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
Stephen M. LaPlante	Securitized Asset Fund	A

Barath W. Sankaran	Securitized Asset Fund	A

Jennifer M. Thomas	Securitized Asset Fund	A

* A. None	E. $100,001 – $500,000
B. $1 – $10,000	F. $500,001 – $1,000,000
C. $10,001 – $50,000	G. over $1,000,000
D. $50,001 – $100,000